Related Party Transactions - Schedule of Significant Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
My Car [Member]
Expense paid by a related party on behalf of the Group
Expense paid by a related party on behalf of the Group	[1]	$ 205
Mr. Alan Nan Wu [Member]
Expense paid by a related party on behalf of the Group
Expense paid by a related party on behalf of the Group	[2]		(54)	(53)
Loan proceeds from related parties
Loan proceeds from related parties	[2]	1,034
Repayments to a related party
Repayments to a related party	[2]	188	480	4,658
Repayments of Mr.Nan Wu loan by Tianjin Tuoda
Repayments of Mr.Nan Wu loan by Tianjin Tuoda	[3]			1,592
Shanghai OBS [Member]
Technical service provided by a related party
Technical service provided by a related party				380
Loan to related parties
Loan to related parties		16	63
Mr. Benjamin Zhai [Member]
Loan proceeds from related parties
Loan proceeds from related parties	[1]	95
Tianjin Tuoda [Member]
Loan to related parties
Loan to related parties	[3]	95		15,679
Magic [Member]
Interest expenses of loan from a related party
Interest expenses of loan from a related party	[1]	150
AI Ataa [Member]
Accrued financial expenses to PIPE Investor
Accrued financial expenses to PIPE Investor			(36,137)	(30,000)
Muse Limited [Member]
Share-based compensation
Share-based compensation				23,338
Vision Path [Member]
Share-based compensation
Share-based compensation		32,560
Long Hope [Member]
Share-based compensation
Share-based compensation		$ 13,600

[1]	On April 16, 2025, the Group entered into a loan agreement with the Mr. Benjamin Zhai, pursuant to provide a loan in the principal amount of US$300. The loan has a term of 12 months from the date the funds are received by the Group. Under the terms of the agreement, the Company is required to repay a total amount of US$450 upon maturity, representing principal of US$300 and total interest of US$150. The effective annual interest rate is approximately 50%. Of the total loan proceeds, approximately US$95 was remitted directly to the Group, and the remaining US$205 was paid by Mr. Benjamin Zhai on behalf of the Group to settle audit service fees.
[2]	In 2022, My Car paid loan and expenses on behalf of the Group totaled US$5.5 million, which were interest-free and repayable on demand, and the Group repaid US$5.8 million. The Group provided loan to My Car of US$1.5 million which was transferred to Mr. Nan Wu from My Car, as a result, the balance of amounts due from My Car as of December 31, 2025 and 2024 was nil. In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled US$3.8 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of US$2.9 million to the Group for ordinary operations in 2022, which was repayable on demand. In 2023, the Group had repaid the amount in full to Mr. Alan Nan Wu. In 2024, the Group made repayments to Mr. Nan Wu of US$0.5 million. In 2025, the Group received interest-free loans of US$1.0 million from Mr. Nan Wu and made repayments of US$0.2 million.
[3]	In April 2022, Tianjin Tuoda and the Group entered into a financing service agreement that Tianjin Tuoda would provide financing service for a 6.5% commission fee. In 2022, a PIPE amounted to US$200 million wired into the Group as permanent equity, which was associated with Tianjin Tuoda’s financing service. As a result, the commission fee payable to Tianjin Tuoda was US$13 million, which was recognized as additional paid-in capital in the consolidated financial statements. The Group paid US$6.1 million of expenses on behalf of Tianjin Tuoda, of which US$3,792 remained due to Tianjin Tuoda as of December 31, 2022. During the six months ended June 30, 2023, the Group provided interest-free loans totaled US$1.6 million to Tianjin Tuoda to support its normal operations, which was repayable on demand. In June 2023, the Group’s claim on Tianjin Tuoda was transferred to Mr. Alan Nan Wu, resulting in the balance of amounts due from Tianjin Tuoda was nil, and the balance of amounts due from Mr. Alan Nan Wu was US$320 as of June 30, 2023. In the second half of 2023, the Group continued to provide a series interest-free loans amounting to US$15.7 million to Tianjin Tuoda to support its normal operations. In 2025, the Group continued to provide a series interest-free loans amounting to US$0.1 million to Tianjin Tuoda. As of December 31, 2025 and 2024, US$14.3 and US$13.7 million remains outstanding.